Long-Term Investment (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Long-Term Investment [Abstract]
Schedule of Long-Term Investment
	As of March 31, 2024		As of September 30, 2023
	$	Interest %	$	Interest %
Equity method investment
Ishiyama Real Estate Co. Ltd.	55,165	25.00%	55,826	25.00%
Less: impairment loss allowance	(55,165)		(55,826)
Equity method investment, net	—		—

	As of September 30, 2023		As of September 30, 2022
	$	Interest %	$	Interest %
Equity method investment
Ishiyama Real Estate Co. Ltd.	55,826	25.00%	145,447	25.00%
Less: impairment loss allowance	(55,826)		—
Equity method investment, net	—		145,447